Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.833%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,459,316.85

Principal:
Principal Collections	$20,446,650.18
Prepayments in Full	$14,090,041.78
Liquidation Proceeds	$367,366.44
Recoveries	$6,950.00
Sub Total	$34,911,008.40
Collections	$37,370,325.25

Purchase Amounts:
Purchase Amounts Related to Principal	$87,417.06
Purchase Amounts Related to Interest	$323.76
Sub Total	$87,740.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,458,066.07

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,458,066.07
Servicing Fee	$849,127.32	$849,127.32	$0.00	$0.00	$36,608,938.75
Interest - Class A-1 Notes	$59,044.08	$59,044.08	$0.00	$0.00	$36,549,894.67
Interest - Class A-2a Notes	$180,444.45	$180,444.45	$0.00	$0.00	$36,369,450.22
Interest - Class A-2b Notes	$116,957.42	$116,957.42	$0.00	$0.00	$36,252,492.80
Interest - Class A-3 Notes	$341,739.22	$341,739.22	$0.00	$0.00	$35,910,753.58
Interest - Class A-4 Notes	$132,472.00	$132,472.00	$0.00	$0.00	$35,778,281.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,778,281.58
Interest - Class B Notes	$49,352.52	$49,352.52	$0.00	$0.00	$35,728,929.06
Second Priority Principal Payment	$26,095.28	$26,095.28	$0.00	$0.00	$35,702,833.78
Interest - Class C Notes	$37,135.71	$37,135.71	$0.00	$0.00	$35,665,698.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,665,698.07
Regular Principal Payment	$100,808,195.65	$35,665,698.07	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,458,066.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$26,095.28
Regular Principal Payment					$35,665,698.07
Total					$35,691,793.35
Memo: Due to an administrative error, there was an overpayment of one day worth of interest on the February 2016 Payment Date on the Class A-2a Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes and Class C Notes, and a resulting underpayment of principal on the Class A-1 Notes. These payments of interest were calculated using an incorrect day count for the related Interest Period.

The overpayments of interest on the Class A-2a Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes and Class C Notes were in the amounts of $6,222.22, $11,784.11, $4,568.00, $1,701.81 and $1,280.54, respectively. The aggregate amount of such overpayments, or $25,556.68, would otherwise have been paid as principal to the Noteholders of the Class A-1 Notes on the February 2016 Payment Date. The amounts of interest for the May 2016 Payment Date as shown above for Class A-2a Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes and Class C Notes reflect a reduction by the amount of the overpayments from the amounts otherwise payable as interest on the related Classes. The Regular Principal Payment for the May 2016 Payment Date shown above reflects an increase of $25,556.68 to the principal otherwise payable on the Class A-1 Notes.
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$35,691,793.35	$155.93	$59,044.08	$0.26	$35,750,837.43	$156.19
Class A-2a Notes	$0.00	$0.00	$180,444.45	$0.90	$180,444.45	$0.90
Class A-2b Notes	$0.00	$0.00	$116,957.42	$0.72	$116,957.42	$0.72
Class A-3 Notes	$0.00	$0.00	$341,739.22	$1.12	$341,739.22	$1.12
Class A-4 Notes	$0.00	$0.00	$132,472.00	$1.29	$132,472.00	$1.29
Class B Notes	$0.00	$0.00	$49,352.52	$1.56	$49,352.52	$1.56
Class C Notes	$0.00	$0.00	$37,135.71	$1.76	$37,135.71	$1.76
Total	$35,691,793.35	$33.91	$917,145.40	$0.87	$36,608,938.75	$34.78

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$100,834,290.93	0.4405168	$65,142,497.58	0.2845893
Class A-2a Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-2b Notes	$163,100,000.00	1.0000000	$163,100,000.00	1.0000000
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$924,544,290.93	0.8783351	$888,852,497.58	0.8444272

Pool Information
Weighted Average APR	2.985%	2.961%
Weighted Average Remaining Term	55.28	54.41
Number of Receivables Outstanding	42,758	41,775
Pool Balance	$1,018,952,780.29	$983,666,194.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$935,986,691.55	$903,468,195.65
Pool Factor	0.8905652	0.8597247

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$35,807,183.84
Yield Supplement Overcollateralization Amount	$80,197,998.44
Targeted Overcollateralization Amount	$110,284,361.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,813,696.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$295,092.93
(Recoveries)		3	$6,950.00
Net Loss for Current Collection Period			$288,142.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3393%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.0448%
Prior Collection Period			0.1263%
Current Collection Period			0.3453%
Four Month Average (Current and Prior Three Collection Periods)			0.1292%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		372	$445,271.04
(Cumulative Recoveries)			$7,100.00
Cumulative Net Loss for All Collection Periods			$438,171.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0383%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,196.97
Average Net Loss for Receivables that have experienced a Realized Loss			$1,177.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	214	$5,568,811.89
61-90 Days Delinquent	0.04%	18	$433,346.95
91-120 Days Delinquent	0.01%	4	$115,180.42
Over 120 Days Delinquent	0.01%	2	$60,163.09
Total Delinquent Receivables	0.63%	238	$6,177,502.35

Repossession Inventory:
Repossessed in the Current Collection Period		18	$443,858.75
Total Repossessed Inventory		22	$632,000.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0478%
Prior Collection Period			0.0468%
Current Collection Period			0.0575%
Three Month Average			0.0507%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0619%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer